Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2015	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
Nicholas II, Inc. | Class I
Account Value [Line Items]
Line Graph and Table Measure Name											Nicholas II, Inc. - Class I
Accumulated Value	$ 100,000	$ 98,024	$ 122,741	$ 130,538	$ 157,095	$ 165,222	$ 229,159	$ 190,050	$ 191,920	$ 244,226	$ 240,524
Nicholas II, Inc. | Class N
Account Value [Line Items]
Line Graph and Table Measure Name											Nicholas II, Inc. - Class N
Accumulated Value	10,000	9,766	12,193	12,923	15,492	16,254	22,467	18,582	18,706	23,732	$ 23,293
Nicholas II, Inc. | Class I | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	100,000	104,243	129,240	137,765	156,349	172,215	247,816	206,882	224,219	309,098	$ 373,429
Nicholas II, Inc. | Class N | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	10,000	10,424	12,924	13,776	15,635	17,221	24,782	20,688	22,422	30,910	$ 37,343
Nicholas II, Inc. | Class I | Russell Midcap Index
Account Value [Line Items]
Line Graph and Table Measure Name											Russell Midcap Index
Accumulated Value	100,000	104,166	126,135	129,660	147,448	153,529	223,224	184,903	183,042	247,829	$ 274,560
Nicholas II, Inc. | Class I | Russell Midcap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name											Russell Midcap Growth Index
Accumulated Value	100,000	100,403	126,754	134,536	160,005	193,825	270,243	192,035	198,468	275,216	$ 329,140
Nicholas II, Inc. | Class N | Russell Midcap Index
Account Value [Line Items]
Line Graph and Table Measure Name											Russell Midcap Index
Accumulated Value	10,000	10,417	12,613	12,966	14,745	15,353	22,322	18,490	18,304	24,783	$ 27,456
Nicholas II, Inc. | Class N | Russell Midcap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name											Russell Midcap Growth Index
Accumulated Value	$ 10,000	$ 10,040	$ 12,675	$ 13,454	$ 16,001	$ 19,382	$ 27,024	$ 19,204	$ 19,847	$ 27,522	$ 32,914